Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Accrued Liabilities for Product Warranties

The changes in the accrued liabilities for those product warranties for each of the years in the two-year period ended March 31, 2014 are as follows:

	Yen (millions)
	2013	2014
Balance at beginning of year	¥170,562	¥208,033
Warranty claims paid during the period	(64,942)	(104,090)
Liabilities accrued for warranties issued during the period	97,108	153,898
Changes in liabilities for pre-existing warranties during the period	(8,583)	397
Foreign currency translation	13,888	11,382

Balance at end of year	¥208,033	¥269,620